Summary of Significant Accounting Policies - Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Net (loss) income from continuing operations	$ 15,550	$ (942)
Less: net income attributable to non-controlling interest, continuing operations	2,659	462
Numerator for basic EPS - Net (loss) income from continuing operations attributable to Great Elm Group, Inc.	12,891	(1,404)
Net income from discontinued operations	0	16
Numerator for basic EPS - Net income from discontinued operations, attributable to Great Elm Group, Inc.	0	16
Effect of dilutive securities:
Interest expense associated with Convertible Notes, continuing operations	1,926	0
Numerator for diluted EPS - Net (loss) income from continuing operations attributable to Great Elm Group, Inc., after the effect of dilutive securities	14,817	(1,404)
Numerator for diluted EPS - Net income from discontinued operations, attributable to Great Elm Group, Inc.	$ 0	$ 16
Denominator:
Denominator for basic EPS - Weighted average shares of common stock outstanding	27,642	29,962
Effect of dilutive securities:
Restricted stock	1,077	0
Convertible Notes	10,098	0
Denominator for diluted EPS - Weighted average shares of common stock outstanding after the effect of dilutive securities	38,817	29,962
Net (loss) income attributable to shareholders per share
Basic net income per share	$ 0.47	$ (0.05)
Diluted net income per share	$ 0.38	$ (0.05)